Leases	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Leases [Abstract]
Leases

Note 15 — Leases

On July 6, 2022, the Company entered into an office lease contract with Eureka, a related party. Under the original lease contract, the sublease agreement commenced on August 1, 2022 and expires on September 30, 2023. In November 2022, the sublease’s expiration date was amended to July 31, 2023.

The Company’s office lease was classified as an operating lease. The Company’s lease agreement does not contain any material residual value guarantees or material restrictive covenants.

The Company elected not to apply the ROU and lease liability recognition requirements to above mentioned short-term lease in accordance with ASC 842-20-25-2. As a result of the lease amendment, the Company then reduced the corresponding ROU and lease liability to $0 and continued to recognize the lease monthly payments in profit or loss on a straight — line basis over the remaining lease term period.

Rent expense for the three month ended September 30, 2023 and 2022 was $2,000 and $6,000, respectively.

Note 11 — Leases

On July 6, 2022, the Company entered into an office lease contract with Eureka, a replated party. Under the original lease contract, the sublease agreement is commenced on August 1, 2022 and expires on September 30, 2023. In November 2022, the sublease’s expiration date was amended to July 31, 2023.

The Company’s office lease was classified as an operating lease. The Company’s lease agreement does not contain any material residual value guarantees or material restrictive covenants.

The Company elected not to apply the ROU and lease liability recognition requirements to above mentioned short-term lease in accordance with ASC 842-20-25-2. As a result of the lease amendment, the Company then reduced the corresponding ROU and lease liability to $0 and continued to recognize the lease monthly payments in profit or loss on a straight — line basis over the remaining lease term period.

Rent expense for the years ended June 30, 2023, for the period from March 30, 2022 (inception) through June 30, 2022, and for the period from July 1, 2021 through March 29, 2022 (predecessor), was $22,000, $0, and $0, respectively.